SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF EXCHANGE RATE TRANSLATION OF AMOUNTS FROM LOCAL CURRENCY

Translation of amounts from local currency of the Company into $1 has been made at the following exchange rates:

	November 30,	November 30,	November 30,
	2023	2022	2021
Current JPY: $1 exchange rate	147.87	139.31	113.22
Average JPY: $1 exchange rate	139.75	129.69	109.00

SCHEDULE DEPRECIATION METHOD OF PROPERTY AND EQUIPMENT

	Depreciation Method	Useful Life
Buildings, including buildings held for lease	Straight-line method	23-47 years
Facilities attached to buildings	Straight-line method	3-15 years
Vehicles	Declining balance method	5-10 years
Tools, furniture and fixture	Declining balance method	3-15 years
Land	Not depreciated	-
Software*	Straight-line method	5 years

*	Represent software that is non-detachable to the hardware.